MORTGAGES PAYABLE AND CONSTRUCTION DEBT (Details) $ in Thousands	12 Months Ended
	Apr. 30, 2015 USD ($) Loan	Apr. 30, 2014 USD ($)
Aggregate amount of required future principal payments on mortgages payable [Abstract]
Total payments	$ 668,112	$ 678,955
Mortgages Payable [Member]
Debt Instrument [Line Items]
Number of loans in default | Loan	1
Non-recourse loan	$ 122,600
Maturity date	Oct. 06, 2016
Interest rate on mortgages payable (in hundredths)	5.93%
Interest rates on mortgages payable range, minimum (in hundredths)	2.68%
Interest rates on mortgages payable range, maximum (in hundredths)	8.25%
Mortgages maturity date range, start	Jun. 01, 2015
Mortgages maturity date range, end	Jul. 01, 2036
Fixed rate mortgages	$ 629,800	666,000
Variable rate mortgages	$ 38,300	$ 13,000
Weighted average interest rate (in hundredths)	4.95%	5.16%
Aggregate amount of required future principal payments on mortgages payable [Abstract]
2016	$ 95,870
2017	41,549
2018	51,984
2019	90,716
2020	72,060
Thereafter	315,933
Total payments	668,112
Mortgages Payable [Member] | Discontinued Operations, Held-for-sale [Member]
Aggregate amount of required future principal payments on mortgages payable [Abstract]
Total payments	$ 11,500
Construction Debt [Member]
Debt Instrument [Line Items]
Weighted average interest rate (in hundredths)	3.38%	3.08%
Construction debt	$ 136,200	$ 63,100
Amount available to be drawn under construction loans	$ 102,700